Cover	Jun. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2023
Entity File Number	001-41594
Entity Registrant Name	AMERICAN BATTERY MATERIALS, INC.
Entity Central Index Key	0001487718
Entity Tax Identification Number	22-3956444
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 West Putnam Ave. Suite 400
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	800
Local Phone Number	998-7962
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false